Employee Benefits - Rollforward, Balance of Plan Assets (Details) - Plan assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 3,170	$ 3,001	$ 2,880
Actual return on trust assets	(695)	152	113
Foreign exchange (gain) or loss	1	0	3
Life annuities	(3)	17	5
Acquisitions	12,417	0	0
Benefits paid	(533)	0	0
Past Service Cost	(101)	0	0
Change in consolidation scope	59	0	0
Employees contributions	103	0	0
Employer´s contributions	133	0	0
Administration cost	(11)	0	0
Ending balance	$ 14,540	$ 3,170	$ 3,001